Long-term bank loans (Tables)	6 Months Ended
Jun. 30, 2017
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Loan from ICBC
Due December 26, 2021, at 6.175% per annum(1)	144,154,534	145,153,814
Due December 22, 2021, at 6.175% per annum(1)	—	72,577,645
Due December 30, 2021, at 6.600% per annum(1)	—	67,902,692
	144,154,534	285,634,151

Loan from Bank of China
Due March 27, 2018, at 5.230% per annum(1)	43,246,360	36,903,637

Loan from China Guangfa Bank
Due December 15, 2018, at 4.75% per annum(1)	4,612,945	10,067,312

Loan from Bank of Bohai
Due March 14, 2019 at 5.415% per annum(1)	42,525,587	42,070,146

Loan from Bank of Beijing
Due October 31, 2019 at 6.175% per annum(1)	18,740,089	18,451,819
Due February 14, 2020 at 4.750% per annum(1)	—	47,623,407
	18,740,089	66,075,226
Loan from The Bank of East Asia
Due April 26, 2018, at 1.25% plus 3 month LIBOR(2)	13,250,000	13,250,000
Due June 1, 2018, at 1.25% plus 3 month LIBOR(2)	9,675,655	9,675,655
Due June 5, 2018, at 1.25% plus 3 month LIBOR(2)	10,000,000	10,000,000
Due August 15, 2018, at 1.25% plus 3 month LIBOR(2)	20,000,000	20,000,000
Due August 30, 2018, at 1.1% plus 3 month LIBOR(2)	9,700,000	9,700,000
Due September 19, 2018, at 1.1% plus 3 month LIBOR(2)	2,220,000	2,220,000
	64,845,655	64,845,655

Total	318,125,170	505,596,127

Current portion of long term bank loans	(82,240,161)	(144,650,678)

Total long-term bank loans	235,885,009	360,945,449

(1)Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2017.

(2)Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$13,484,589 (December 31, 2016: US$13,168,517), US$10,037,789 (December 31, 2016: US$9,802,508), US$10,333,018 (December 31, 2016: US$10,090,817), US$20,990,789 (December 31, 2016: US$20,498,775), US$10,188,356 (December 31, 2016: US$9,949,546), and US$2,332,310 (December 31, 2016: US$2,277,642) respectively.